Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,474,129.91

Principal:
Principal Collections	$13,803,965.70
Prepayments in Full	$8,340,652.53
Liquidation Proceeds	$235,937.91
Recoveries	$4,182.19
Sub Total	$22,384,738.33
Collections	$23,858,868.24

Purchase Amounts:
Purchase Amounts Related to Principal	$270,895.65
Purchase Amounts Related to Interest	$1,375.91
Sub Total	$272,271.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,131,139.80

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,131,139.80
Servicing Fee	$323,720.83	$323,720.83	$0.00	$0.00	$23,807,418.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,807,418.97
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,807,418.97
Interest - Class A-3 Notes	$142,825.35	$142,825.35	$0.00	$0.00	$23,664,593.62
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$23,405,518.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,405,518.62
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$23,327,263.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,327,263.20
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$23,269,839.87
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,269,839.87
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$23,197,614.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,197,614.87
Regular Principal Payment	$20,534,409.42	$20,534,409.42	$0.00	$0.00	$2,663,205.45
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,663,205.45
Residuel Released to Depositor	$0.00	$2,663,205.45	$0.00	$0.00	$0.00
Total		$24,131,139.80

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$20,534,409.42
Total					$20,534,409.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,534,409.42	$53.75	$142,825.35	$0.37	$20,677,234.77	$54.12
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$20,534,409.42	$18.83	$609,804.10	$0.56	$21,144,213.52	$19.39

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$129,841,227.64	0.3398985	$109,306,818.22	0.2861435
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$349,291,227.64	0.3203772	$328,756,818.22	0.3015426

Pool Information
Weighted Average APR	4.437%	4.452%
Weighted Average Remaining Term	33.95	33.25
Number of Receivables Outstanding	30,435	29,486
Pool Balance	$388,465,000.24	$365,688,579.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$349,291,227.64	$328,756,818.22
Pool Factor	0.3237209	0.3047405

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$36,931,761.01
Targeted Overcollateralization Amount	$36,931,761.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,931,761.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		84	$124,969.22
(Recoveries)		88	$4,182.19
Net Losses for Current Collection Period			$120,787.03
Cumulative Net Losses Last Collection Period			$6,851,883.36
Cumulative Net Losses for all Collection Periods			$6,972,670.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.44%	589	$8,908,791.04
61-90 Days Delinquent	0.24%	53	$862,515.40
91-120 Days Delinquent	0.06%	13	$224,475.37
Over 120 Days Delinquent	0.33%	70	$1,221,935.90
Total Delinquent Receivables	3.07%	725	$11,217,717.71

Repossession Inventory:
Repossessed in the Current Collection Period		24	$452,174.10
Total Repossessed Inventory		32	$609,925.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3751%
Preceding Collection Period			0.2930%
Current Collection Period			0.3844%
Three Month Average			0.3508%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4055%
Preceding Collection Period			0.4107%
Current Collection Period			0.4612%
Three Month Average			0.4258%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer